Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2020
Net fee And Commission Income [abstract]
Schedule of Fee and Commission Income
14 Net fee and commission income

Fee and commission income
	1 January to 30 June
	2020	2019
Funds transfer	686	736
Securities business	439	316
Insurance broking	101	91
Asset management fees	115	97
Brokerage and advisory fees	321	278
Other	644	648
	2,307	2,164

Schedule of Fee and Commission Expense
Fee and commission expenses
	1 January to 30 June
	2020	2019
Funds transfer	301	321
Securities business	80	95
Insurance broking	–	1
Asset management fees	3	4
Brokerage and advisory fees	157	129
Other	260	229
	801	778